Finance of America Reverse LLC FAHB 2021-HB1 Due Diligence Review

February 5, 2021

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Finance of America Reverse LLC, FAHB 2021-HB1 Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 2,581 Home Equity Conversion Mortgage loans (“HECMs”) owned by Finance of America Reverse LLC (“FAR” or “Client”). Sample selections from the Securitization Population were grossed up by 20% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement. The original population for securitization was reduced from 2,581 HECMs to 2,551 HECMs (the “Securitization Population”) after sample selections were made and due diligence commenced. The thirty (30) drops were requested by FAR. Securitization Population reductions within each procedure tested may have altered overall statistical samples because of dropped loans after sampling was completed. Sample sizes and exceptions identified within the procedures below have excluded dropped loans.

The Securitization Population is sub-serviced by Compu-Link Corporation dba Celink (“Celink”). The due diligence review performed on the Securitization Population included a review of documentation and images provided by the sub-servicer, documentation and images from a prior sub-servicer and validation of key servicing system data, as of November 30, 2020 (the “Cut-off Date”). The due diligence review performed on the Securitization Population also included confirmation of FHA Mortgage Insurance as of the date the review was completed. It also included lien searches on a sample of Texas properties and the order of Broker Price Opinions (“BPOs”) to gain insight into market value on a sample of properties. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below. Exceptions identified within the procedures below reflect HECMs remaining in the Securitization Population as of the date of this report.

Procedures

1.	Obtain a data tape from FAR with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.
•	MIP Rate

•	Current UPB

•	Current Interest Rate

•	Loan Status

•	Borrower 1 First Name

•	Borrower 1 Last Name

•	Borrower 1 DOB

•	Borrower 2 First Name

•	Borrower 2 Last Name

•	Borrower 2 DOB

•	Current Life Expectancy Set-Aside Amount

•	Property City

•	Property State

•	Property Zip

•	Property Unit Count

•	Property Type

•	Marketable Title Date (inactive loans only)

AMC was provided direct access to Celink’s servicing system to review the data elements in the sub-servicing system of record.

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Finance of America Reverse LLC, FAHB 2021-HB1 Due Diligence

MIP Rate

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current UPB

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current Interest Rate

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Loan Status

From a sample of 396 HECMs, AMC reviewed the servicing system screenshot or servicing system and compared the loan status represented in the screen shot or servicing system as of the Cut-off Date to the loan status represented in the data tape. One (1) exception was identified.

Borrower 1 First Name

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 Last Name

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 DOB

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 First Name

From a sample of 396 HECMs, AMC identified 124 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 124 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified one (1) instance where the Borrower 2 First Name reported was found to have a variance compared to the data tape. This one (1) variance was cleared when FAR provided an updated data tape. There were no exceptions noted.

Borrower 2 Last Name

From a sample of 396 HECMs, AMC identified 124 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 124 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 DOB

From a sample of 396 HECMs, AMC identified 124 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 124 HECMs and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

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Current Life Expectancy Set-Aside Amount (LESA)

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Life Expectancy Set-Aside Amount represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property City

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property State

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Zip

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Unit Count

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Type

From a sample of 396 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Marketable Title Date

From a sample of 396 HECMs, AMC originally identified fifteen (15) HECMs with marketable title dates. AMC reviewed servicing system screen shots or the servicing system for the fifteen (15) HECMs and compared the marketable title date represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.
•	Max Claim Amount

•	Original Note Rate

•	Margin (on adjustable rate loans)

•	Index (on adjustable rate loans)

•	Debenture Rate

•	Closing Date

•	FHA Case Number

•	Called Due Date (inactive loans only)

•	UPB at Called Due Date (inactive loans only)

•	Foreclosure First Legal Date (inactive loans only)

Max Claim Amount

From a sample of 396 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer and compared the Max Claim Amount represented in the screen shot to the data tape provided by FAR. No exceptions were identified.

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Original Note Rate

From a sample of 396 HECMs, AMC reviewed the original Note or retrieved the Note from Celink’s servicing system. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by FAR. No exceptions were identified.

Margin (on adjustable rate HECMs)

From a sample of 396 HECMs, AMC identified 113 HECMs with adjustable rate features. AMC reviewed the Original Note retrieved from Celink’s servicing systems for the 113 HECMs. AMC compared the Margin represented in the Note to the Margin represented in the data tape provided by FAR. No exceptions were identified.

Index (on adjustable rate HECMs)

From a sample of 396 HECMs, AMC identified 113 HECMs with adjustable rate features. AMC reviewed the Original Note retrieved from Celink’s servicing systems for the 113 HECMs. AMC compared the Index represented in the Note to the Index represented in the data tape provided by FAR. No exceptions were identified.

Debenture Rate

From a sample of 396 HECMs, AMC reviewed HERMIT screen shots from the sub-servicer to determine the endorsement date and looked up the corresponding debenture interest rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the data tape. No exceptions were identified.

Closing Date

From a sample of 396 HECMs, AMC reviewed HERMIT screen shots or HUD settlement documents from the sub-servicer to determine the closing date recognized by HUD and compared the date to the data tape. There were two (2) exceptions identified.

FHA Case Number

From a sample of 396 HECMs, AMC reviewed HERMIT screen shots or data from the HERMIT system and compared the FHA Case Number to the data tape provided by FAR. There were no exceptions noted.

Called Due Date

From a sample of 396 HECMs, AMC identified 226 HECMs with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date. AMC identified seventy-seven (77) instances where the Called Due Date reported was found to have a variance compared to the data tape. Seventy-four (74) variances were cleared when FAR provided an updated data tape. Three (3) exceptions remained.

UPB at Called Due Date

From a sample of 396 HECMs, AMC identified 226 HECMs with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date. AMC compared the source documentation Called Due Date to the Called Due Date on the data tape. If the dates matched, AMC looked up the UPB as of that date in the servicing system payment history. AMC compared the UPB represented in the servicing system screen shot at the time of the Called Due Date to the UPB at Called Due Date field in the Cut-off Date data tape. AMC identified twenty-nine (29) instances where the UPB at Called Due Date was found to have a variance compared to the data tape. Twenty-eight (28) variances were cleared when FAR provided an updated data tape. One (1) exception remained.

Foreclosure First Legal Date

From a sample of 396 HECMs, AMC identified 125 HECMs with a Foreclosure First Legal Date. AMC reviewed the 125 HECMs utilizing imaged copies of foreclosure complaints, Notices of Default, and other first legal evidence relevant to the foreclosure action and compared the Foreclosure First Legal Date to the data tape. No exceptions were identified.

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2.	Obtain and review FHA reporting from FAR and determine that all HECMs have FHA insurance coverage.

AMC evaluated FHA coverage on 2,551 assets in the Securitization Population. On January 8, 2021 and January 28, 2021, AMC observed FAR via webcast retrieve an Excel export report of all FAR loans within the HERMIT system which included current endorsement status. While under continued observation, FAR removed the loans not included in the Securitization Population from the Excel export report. FAR then saved and transmitted the report directly to AMC for review. Where HECMs in the Securitization Population were not found in the report from HERMIT, FAR provided screen shots from the HERMIT system to support the endorsement status. The confirmation of the FHA endorsement status was considered to have been done as of the date the documentation was provided. FAR and Celink were unable to provide supporting documentation on seven (7) HECMs as the HECMs had either been paid-in-full, liquidated, assigned to HUD or become inactive. AMC confirmed the paid-in-full event or the liquidation event in the servicing system or verified the assignment to HUD through the Advice of Payment from HUD for the seven (7) HECMs. No exceptions were identified.

3.	Obtain a data tape from FAR with respect to the Securitization Population, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system.

From a sample of 396 HECMs in the Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified eight (8) variances where no proof of age was provided in the imaged loan file. No other exceptions were noted.

4.	Obtain the most recent valuations report including date of valuation, type, and amount, and
a.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval from the population of loans where the most recent valuation is aged greater than 24 months. Randomly select loans form the data tape that meet the aging criteria and order Broker Price Opinions (“BPOs”) or superior appraisal product. Compare results received versus the most recent valuation product received on the loan.

From a sample of 259 HECMs, AMC received 258 BPOs and delivered them to FAR. One (1) BPO was unable to be returned during the time allotted for AMC’s diligence review. The BPOs received were compared to the valuation provided in the data tape and the related variance was noted. Results have been reported in the due diligence detail report.

AMC did not review the BPOs in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

b.	Identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the data tape match those found in the imaged valuation.

AMC selected and reviewed 382 of the most recent appraisals found in the Securitization Population and compared the date and amount from the imaged appraisal to the data tape. AMC identified eight (8) instances where the appraised value or appraisal date on the recent appraisal was found to have a variance from the data tape. Three (3) exceptions were cleared when FAR provided an updated data tape; five (5) exceptions remained. Four (4) of the remaining exceptions were due to a date discrepancy and one (1) of the remaining exceptions was due to a date and amount discrepancy.

AMC did not review the appraisal in order to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

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Finance of America Reverse LLC, FAHB 2021-HB1 Due Diligence

5.	Conduct a lien search on all Texas properties to identify any properties with liens placed by Property Tax Lenders.

a.     AMC will review the searches to determine if lien is indeed in first position and if the lien search information matches the title information in the loan file.

AMC reviewed tax lien search results provided by a third party on 306 HECMs in the Securitization Population. The third party vendor was unable to provide search results on seven (7) of the HECMs. Of the HECMs with assessment data, AMC noted 150 total exceptions across eighty-eight (88) unique HECMs. The eighty-eight (88) unique HECMs with exceptions were as follows:

1 Civil Judgment	33
1 Civil Judgment and 1 Federal Tax Lien	2
1 Civil Judgment and 1 State Tax Lien	1
1 Civil Judgment and 2 Small Claims Judgments	1
1 Civil Judgment and 3 Federal Tax Liens	1
1 Civil New Filing and 1 Civil Judgment	1
1 Federal Tax Lien	5
1 Federal Tax Lien and 1 Civil Judgment	2
1 Federal Tax Lien, 1 Small Claims Judgment and 1 Civil Judgment	1
1 Forcible Entry/Detainer	2
1 Forcible Entry/Detainer, 1 Civil New Filing, 1 Civil Judgment and 1 Small Claims Judgment	1
1 Judgment	1
1 Judgment Lien	3
1 Judgment Lien and 1 Civil Judgment	1
1 Small Claims Judgment	5
1 Small Claims Judgment and 1 Federal Tax Lien	1
1 Small Claims Judgment and 1 Judgment Lien	1
1 Small Claims Judgment and 2 Civil New Filings	1
1 State Tax Lien	2
1 State Tax Warrant	1
2 Civil Judgments	7
2 Civil Judgments and 2 Federal Tax Liens	1
2 Civil Judgments, 1 Federal Tax Lien and 1 Civil New Filing	1
2 Civil New Filings	1
2 Federal Tax Liens and 1 Small Claims Judgment	1
2 Judgment Liens	1
2 Judgment Liens, 1 Small Claims Judgment and 1 Civil Judgment	1
2 State Tax Liens	1
3 Civil Judgments	2
3 Federal Tax Liens	2
4 Civil Judgments	3
4 Federal Tax Liens	1

FAR indicated lien monitoring occurs through multiple processes. FAR ensures its sub-servicer monitors the lien status via third-party vendors, and an additional search is ordered when the HECM becomes due and payable. There were no other exceptions noted.

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